Note 3 - Balance Sheet Components - 10Q	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Notes to Financial Statements
Supplemental Balance Sheet Disclosures [Text Block]
3.	Balance Sheet Components

Prepaid Expenses – Prepaid expenses consist of the following:

	March 31, 2025	December 31, 2024
Prepaid clinical trial costs	$1,505,931	$1,524,813
Prepaid insurance premiums	147,117	220,675
Prepaid rent	13,045	13,045
Other prepaid expenses	10,000	10,000
Total prepaid expenses	$1,676,093	$1,768,533

Property and Equipment – Property and equipment consist of the following:

	March 31, 2025	December 31, 2024
Equipment and furnishings	$812,305	$795,411
Leasehold improvements	115,605	115,605
Total property and equipment	927,910	911,016
Accumulated depreciation and amortization	(777,963)	(761,042)
Total property and equipment, net	$149,947	$149,974

Other Assets – Other assets consist of the following:

	March 31, 2025	December 31, 2024
Prepaid technology license fees	$60,000	$60,000
Deposits	11,010	11,010
Total other assets	$71,010	$71,010

Accrued Expenses – Accrued expenses consist of the following:

	March 31, 2025	December 31, 2024
Payroll-related liabilities	$177,717	$986,691
Other accrued expenses	354,575	270,881
Total accrued expenses	$532,292	$1,257,572

3.	Balance Sheet Components

Prepaid Expenses – Prepaid expenses consist of the following as of December 31, 2024 and 2023:

	2024	2023
Prepaid clinical trial costs (current portion)	$1,524,813	$1,282,746
Prepaid insurance premiums	220,675	110,695
Prepaid rent	13,045	13,045
Other prepaid expenses	10,000	26,667
Total prepaid expenses	$1,768,533	$1,433,153

Property and Equipment – Property and equipment consist of the following as of December 31, 2024 and 2023:

	2024	2023
Equipment and furnishings	$795,411	$774,758
Leasehold improvements	115,605	115,605
Total property and equipment	911,016	890,363
Accumulated depreciation and amortization	(761,042)	(680,674)
Total property and equipment, net	$149,974	$209,689

Depreciation expense was $80,368 and $74,169 during the years ended December 31, 2024 and 2023, respectively.

Other Assets – Other assets consist of the following as of December 31, 2024 and 2023:

	2024	2023
Prepaid clinical trial costs (noncurrent portion)	$-	$1,106,778
Prepaid technology license fees	60,000	70,000
Deposits	11,010	11,010
Total other assets	$71,010	$1,187,788

Accrued Expenses – Accrued expenses consist of the following as of December 31, 2024 and 2023:

	2024	2023
Payroll-related liabilities	$986,691	$114,337
Other accrued expenses	270,881	602,594
Total accrued expenses	$1,257,572	$716,931